Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Reconciliation of Liabilities Arising from Financing Activities
29.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Amount due to AMTD Group	Amounts due to fellow subsidiaries	Amount due to a former fellow subsidiary	Total
	HK$	HK$	HK$	HK$
At May 1, 2019	3,202,600	2,543,239	19,966	5,765,805
Financing cash flows	(104,393)	(212,229)	(19,966)	(336,588)
Non-cash transaction (note)	(2,816,925)	(385,490)	—	(3,202,415)

At April 30, 2020	281,282	1,945,520	—	2,226,802
Financing cash flows	71,313	(90,544)	—	(19,231)
Non-cash transaction (note)	(352,595)	(1,854,976)	—	(2,207,571)

At April 30, 2021 and 2022	—	—	—	—

There was no activity during the year ended April 30, 2022.

Note:
Pursuant to the offsetting agreements described in note 27, amount due to AMTD Group and amounts due to fellow subsidiaries, which amounted to HK$2,816,925 and HK$385,490, respectively, were transferred or netted-off
with amounts due from AMTD Group and fellow subsidiaries under these agreements during the year ended April 30, 2020. Amount due to AMTD Group and amounts due to fellow subsidiaries, which amounted to HK$352,595 and HK$1,854,976, respectively, were netted-off with amounts due from AMTD Group and amounts due from fellow subsidiaries under these agreements during the year ended April 30, 2021.